Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial assets and financial liabilities

	December 31,
	2019	2018

Financial assets:

Cash and restricted deposits	$904	$1,518
Convertible loan	-	531

	904	2,049

Financial liabilities:

Current financial liabilities carried at amortized cost	972	3,336
Credit from others, including short-term lease liability	67	91
Convertible debenture	-	779
Conversion component of convertible debenture	-	277
Warrants liability	7	-
Lease liability	94	-

	$1,140	$4,483

Schedule of economic methodology

The price of the ADS as of the valuation date ($)	2.35-3.4
The exercise price of the option (*) ($)	7
The expected volatility of the price of the ADS (%)	79.2-116.1
The risk-free interest rate for the option contractual term (%)	1.97-2.52
The expected dividends over the option's expected term (%)	0
Maturity date	November 23, 2019

(*) The lower of $7.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.

Schedule of reconciliation of fair value measurements

Balance at January 1, 2018	$-
Issuance at November 23, 2018	745
Net change in fair value of the conversion component designated at fair value through profit or loss	(468)

Balance at December 31, 2018	277
Net change in fair value of the conversion component designated at fair value through profit or loss	(82)
Conversion of the proportional part out of the conversion component	(195)

Balance at December 31, 2019	$-